Remuneration of Auditors - Summary of Detailed Information About Auditors Remuneration (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Audit fees
Total remuneration of PricewaterhouseCoopers Australia	$ 561,485	$ 289,202	$ 282,580
Pricewaterhouse Coopers Australia [member]
Audit fees
Audit or review of the financial report	561,485	289,202	282,580
Other audit and assurance services in relation to regulatory filings overseas	0	0	0
Total remuneration of PricewaterhouseCoopers Australia	$ 561,485	$ 289,202	$ 282,580